Earnings/(Loss) per Share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Schedule of Earnings/(Loss) Attributable to Owners of Company	Earnings/(Loss) Attributable to Owners of the Group:

	2025		2024		2023
	Basic $	Diluted $	Basic $	Diluted $	Basic $	Diluted $
Income/(loss) for the year, attributable to the owners of the Group	(109,739)	(109,739)	53,510	53,510	(65,697)	(65,697)

Schedule of Weighted-Average Number of Ordinary Shares	Weighted-Average Number of Ordinary Shares:

	2025		2024		2023
	Basic	Diluted	Basic	Diluted	Basic	Diluted
Issued ordinary shares at January 1,	239,421,312	239,421,312	271,853,731	271,853,731	278,566,306	278,566,306
Effect of shares issued & treasury shares purchased	1,366,273	1,366,273	(17,397,423)	(17,397,423)	(2,263,773)	(2,263,773)
Effect of dilutive shares	—	—	—	1,571,612	—	—
Weighted average number of ordinary shares at December 31,	240,787,585	240,787,585	254,456,308	256,027,920	276,302,533	276,302,533

Schedule of Earnings/(Loss) per Share	Earnings/(Loss) per Share:

	2025		2024		2023
	Basic $	Diluted $	Basic $	Diluted $	Basic $	Diluted $
Basic and diluted earnings/(loss) per share	(0.46)	(0.46)	0.21	0.21	(0.24)	(0.24)